INTANGIBLE LEASE ASSETS AND LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE LEASE ASSETS AND LIABILITIES
NOTE 5 — INTANGIBLE LEASE ASSETS AND LIABILITIES
Intangible lease assets and liabilities consisted of the following as of June 30, 2021 and December 31, 2020 (in thousands, except weighted average life remaining):

	June 30, 2021	December 31, 2020
Intangible lease assets:
In-place leases and other intangibles, net of accumulated amortization of $141,487 and $132,967, respectively (with a weighted average life remaining of 9.2 years and 9.7 years, respectively)	$187,922	$217,431
Acquired above-market leases, net of accumulated amortization of $22,746 and $22,054, respectively (with a weighted average life remaining of 7.5 years and 7.6 years, respectively)	15,467	17,112

Total intangible lease assets, net	$203,389	$234,543

Intangible lease liabilities:
Acquired below-market leases, net of accumulated amortization of $34,297 and $31,933, respectively (with a weighted average life remaining of 7.4 years and 7.5 years, respectively)	$27,917	$32,718

Amortization of the
above-market
leases is recorded as a reduction to rental and other property income, and amortization expense for the in-place
leases and other intangibles is included in depreciation and amortization in the accompanying condensed consolidated statements of operations. Amortization of below- market leases is recorded as an increase to rental and other property income in the accompanying condensed consolidated statements of operations.

The following table summarizes the amortization related to the intangible lease assets and liabilities for the three and six months ended June 30, 2021 and 2020 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
In-place lease and other intangible amortization	$7,428	$5,615	$15,201	$11,555
Above-market lease amortization	$599	$729	$1,249	$1,637
Below-market lease amortization	$1,377	$1,267	$2,843	$2,666
As of June 30, 2021, the estimated amortization relating to the intangible lease assets and liabilities is as follows (in thousands):

	Amortization
	In-Place Leases and Other Intangibles	Above-Market Leases	Below-Market Leases
Remainder of 2021	$14,027	$1,188	$2,541
2022	26,209	2,281	4,496
2023	23,027	2,028	3,832
2024	19,849	1,533	2,872
2025	16,071	1,292	2,503
Thereafter	88,739	7,145	11,673

Total	$187,922	$15,467	$27,917

NOTE 5 — INTANGIBLE LEASE ASSETS AND LIABILITIES
Intangible lease assets and liabilities consisted of the following as of December 31, 2020 and 2019 (in thousands, except weighted average life remaining):

	As of December 31,
	2020	2019
Intangible lease assets:
In-place leases and other intangibles, net of accumulated amortization of $132,967 and $111,670, respectively (with a weighted average life remaining of 9.7 years and 10.4 years, respectively)	$217,431	$164,724
Acquired above-market leases, net of accumulated amortization of $22,054 and $19,310, respectively (with aweighted average life remaining of 7.6 years and 7.9 years, respectively)	17,112	17,423

Total intangible lease assets, net	$234,543	$182,147

Intangible lease liabilities:
Acquired below-market leases, net of accumulated amortization of $31,933 and $25,800, respectively (with aweighted average life remaining of 7.5 years and 7.3 years, respectively)	$32,718	$20,523

Amortization of the above-market leases is recorded as a reduction to rental and other property income, and amortization expense for the in-place leases and other intangibles is included in depreciation and amortization in the accompanying consolidated statements of operations. Amortization of below-market leases is recorded as an increase to rental and other property income in the accompanying consolidated statements of operations.
The following table summarizes the amortization related to the intangible lease assets and liabilities for the years ended December 31, 2020, 2019, and 2018 (in thousands):

	Year Ended December 31,
	2020	2019	2018
In-place lease and other intangible amortization	$23,262	$32,058	$45,559
Above-market lease amortization	$3,095	$4,315	$6,740
Below-market lease amortization	$5,309	$6,253	$8,448
As of December 31, 2020, the estimated amortization relating to the intangible lease assets and liabilities is as follows (in thousands):

	Amortization
Year Ending December 31,	In-Place Leases and Other Intangibles	Above-Market Leases	Below-Market Leases
2021	$30,108	$2,489	$5,499
2022	$27,756	$2,345	$4,770
2023	$24,547	$2,086	$4,101
2024	$21,317	$1,576	$3,138
2025	$17,534	$1,334	$2,779
Thereafter	$96,169	$7,282	$12,431

Total	$217,431	$17,112	$32,718